SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Stock option information (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Options outstanding
Number (in shares) | shares	687,339
Options exercisable
Number (in shares) | shares	525,707
$10.01 — $20.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	$ 10.01
Exercise price, high end of range (in dollars per share)	$ 20.00
Options outstanding
Number (in shares) | shares	127,400
Weighted average remaining contractual life (in years)	3 years 3 months 14 days
Weighted average exercise price (in dollars per share)	$ 18.79
Options exercisable
Number (in shares) | shares	123,238
Weighted average remaining contractual life (in years)	3 years 3 months 14 days
Weighted average exercise price (in dollars per share)	$ 18.79
$20.01 — $30.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	20.01
Exercise price, high end of range (in dollars per share)	$ 30.00
Options outstanding
Number (in shares) | shares	415,710
Weighted average remaining contractual life (in years)	5 years 1 month 17 days
Weighted average exercise price (in dollars per share)	$ 24.87
Options exercisable
Number (in shares) | shares	326,338
Weighted average remaining contractual life (in years)	4 years 11 months 12 days
Weighted average exercise price (in dollars per share)	$ 24.84
$30.01 — $40.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	30.01
Exercise price, high end of range (in dollars per share)	$ 40.00
Options outstanding
Number (in shares) | shares	30,729
Weighted average remaining contractual life (in years)	4 years 7 months 9 days
Weighted average exercise price (in dollars per share)	$ 33.10
Options exercisable
Number (in shares) | shares	18,506
Weighted average remaining contractual life (in years)	4 years 6 months 25 days
Weighted average exercise price (in dollars per share)	$ 33.40
$60.01 — $70.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	60.01
Exercise price, high end of range (in dollars per share)	$ 70.00
Options outstanding
Number (in shares) | shares	58,500
Weighted average remaining contractual life (in years)	2 months 8 days
Weighted average exercise price (in dollars per share)	$ 60.76
Options exercisable
Number (in shares) | shares	43,875
Weighted average remaining contractual life (in years)	2 months 8 days
Weighted average exercise price (in dollars per share)	$ 60.76
$80.01 — $90.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	80.01
Exercise price, high end of range (in dollars per share)	$ 90.00
Options outstanding
Number (in shares) | shares	25,000
Weighted average remaining contractual life (in years)	2 years 7 months 6 days
Weighted average exercise price (in dollars per share)	$ 86.69
Options exercisable
Number (in shares) | shares	6,250
Weighted average remaining contractual life (in years)	2 years 7 months 6 days
Weighted average exercise price (in dollars per share)	$ 86.69
$90.01 — $100.00
Stock options outstanding and exercisable
Exercise price, low end of range (in dollars per share)	90.01
Exercise price, high end of range (in dollars per share)	$ 100.00
Options outstanding
Number (in shares) | shares	30,000
Weighted average remaining contractual life (in years)	2 years 9 months
Weighted average exercise price (in dollars per share)	$ 96.87
Options exercisable
Number (in shares) | shares	7,500
Weighted average remaining contractual life (in years)	2 years 9 months
Weighted average exercise price (in dollars per share)	$ 96.87